RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of Related Party Balances
	As of December 31,
	2013	2014
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	17,631,474	-
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)	266,510,538	174,533,796

Advance to related parties:
Advances to subsidiaries of ReneSola Ltd.	-	1,183,768

Notes receivables from related parties:
Notes receivable due from Gausu Jintai	42,900,000	-

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	216,255	163,499

Total	327,258,267	175,881,063

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	2,468,361	12,544
Accounts payable due to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest)	-	1,465,985

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	3,261,649	7,577,316

Total	5,730,010	9,055,845

Borrowings due to subsidiaries of China Development Bank* (Note 20)	358,000,000	1,356,140,000

Accrued interest due to subsidiaries of China Development Bank	788,908	2,696,440

*	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.